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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CMGI, Inc.
100 Brickstone Square
Andover, MA 01810

Form 13F File Number:  028-05757


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Andrew J. Hajducky, III
Executive Vice President, Chief Financial Officer and Treasurer
(978) 684-3600


Signature, Place and Date of Signing:


/s/ Andrew J. Hajducky, III
-------------------------------
Andover, Massachusetts
November 13, 2000

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)


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                                Form 13F SUMMARY PAGE

                             REPORTING MANAGER:  CMGI, Inc.


Report Summary:

Number of Other Included Managers: 3

Form 13F Information Table Entry Total:   30
                                       ---------
Form 13F Information Table Value Total: $ 3,643,396 (thousands)
                                        ------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.      CMG@Ventures, Inc.                      File No. 028-05751

2.      CMG@Ventures Capital Corp.              File No. 028-05755

3.      CMG@Ventures Securities Corp.           File No. 028-05763


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                               FORM 13F INFORMATION TABLE
                              REPORTING MANAGER:  CMGI, Inc.

                                                     ITEM 4:     ITEM 5:
                                                      FAIR       SHARES                                           ITEM 8:
                             ITEM 2:   ITEM 3:       MARKET        OR                ITEM 6:                  VOTING AUTHORITY
         ITEM 1:            TITLE OF   CUSIP         VALUE     PRINCIPAL      SH/  INVESTMENT   ITEM 7:    (A)        (B)     (C)
      NAME OF ISSUER         CLASS     NUMBER        (000)       AMOUNT       PRN  DISCRETION  MANAGERS    SOLE      SHARED   NONE
Akamai Technologies, Inc.     COM     00971T101       13,129      250,000      SH    SOLE                   250,000

Critical Path, Inc.           COM     22674V100        8,141      134,000      SH    SOLE                   134,000

Critical Path, Inc.           COM     22674V100          799       13,158      SH    DEFINED     1           13,158

Critical Path, Inc.           COM     22674V100       36,611      602,645      SH    DEFINED     2          602,645

eMachines, Inc.               COM     29076P102        1,134    1,100,056      SH    DEFINED              1,100,056

Engage, Inc.                  COM     292827102    1,256,441  154,638,839      SH    SOLE               154,638,839

GLOBALMEDIA.COM               COM     37935A109        2,213    2,082,430      SH    DEFINED              2,082,430

Hollywood Entertainment
  Corporation                 COM     436141105       17,314    2,327,934      SH    SOLE                 2,327,934

Hollywood Entertainment
  Corporation                 COM     436141105          151       20,297      SH    DEFINED     1           20,297

Hollywood Entertainment
  Corporation                 COM     436141105       14,945    2,009,378      SH    DEFINED     2        2,009,378

Kana Communications, Inc.     COM     483600102          822       36,922      SH    DEFINED     1           36,922

Kana Communications, Inc.     COM     483600102        5,603      251,813      SH    DEFINED     3          251,813

Lycos, Inc.                   COM     550818108      234,888    3,415,777      SH    DEFINED     1        3,415,777

Lycos, Inc.                   COM     550818108      617,563    8,980,690      SH    DEFINED     3        8,980,690

Mail.com, Inc.                COM     560311102          525      100,669      SH    DEFINED                100,669

marchFIRST, Inc.              COM     966834103           18        1,126      SH    SOLE                     1,126

marchFIRST, Inc.              COM     966834103          239       15,243      SH    DEFINED     1           15,243

marchFIRST, Inc.              COM     966834103        1,749      111,468      SH    DEFINED     3          111,468

Marketing Services
  Group, Inc.                 COM     570907105        6,756    2,252,061      SH    SOLE                 2,252,061

NaviSite, Inc.                COM     63935M109    1,080,624   40,115,979      SH    SOLE                40,115,979

Netcentives, Inc.             COM     64108P101       12,973    1,694,492      SH    SOLE                 1,694,492

Open Market, Inc.             COM     68370M100          794      126,473      SH    SOLE                   126,473

priceline.com Incorporated    COM     741503106           59        5,000      SH    DEFINED                  5,000

PRIMEDIA Inc.                 COM     74157K101      131,000    8,000,000      SH    SOLE                 8,000,000

Value America, Inc.           COM     92038N102            2       13,000      SH    DEFINED                 13,000

Ventro Corporation            COM     163595101       10,141      921,908      SH    DEFINED     2          921,908

Vicinity Corporation          COM     925653107       60,643    5,513,024      SH    DEFINED     1        5,513,024

Virage, Inc.                  COM     92763Q106       18,186    1,077,709      SH    DEFINED              1,077,709

Yahoo! Inc.                   COM     984332106       52,679      578,885      SH    DEFINED     1          578,885

Yahoo! Inc.                   COM     984332106       57,256      629,183      SH    DEFINED     3          629,183